The February 28, 2022 Form N-CEN for JPMorgan Trust I is being amended to update item C.7 for JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan California Municipal Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan Managed Income Fund, JPMorgan New York Municipal Money Market Fund, JPMorgan Prime Money Market Fund and JPMorgan Tax Free Money Market Fund. There are no other changes to its prior filing.